Short-Term Debt (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Sep. 15, 2019	Feb. 06, 2019	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019	Jan. 08, 2019	Sep. 30, 2018
Common stock, par value					$ .001	$ .001	$ .001
Number of shares issued on conversion				250,000
Proceeds from debt							$ 4,306,300
Debt principal amount					$ 424,615	$ 424,615
Investor [Member]
Notes payable	$ 500,000
Debt principal amount	$ 500,000
Debt instrument interest rate	8.00%
Debt instrument interest rate, terms	If any amounts payable under this Note are not paid within ten days after they are due, the interest rate shall accrue on the Principal in the amount of 18.0% per annum.
Short-term Convertible Notes Payable [Member]
Debt description			Eliminating $100,000 of the Company's debt obligation.			The convertible notes had maturity dates between August and September 2019.
Market value of common stock			$ 0.36			$ 0.36			$ 0.36
Number of shares issued on conversion			251,667		1,875,000	1,875,000
Deemed dividend					$ 288,000	$ 288,000
Proceeds from debt			$ 100,000
Debt conversion convertible outstanding			$ 750,000
Notes payable						$ 350,000		$ 350,000
Debt, maturity date						Sep. 30, 2020
Fees and penalties						$ 80,225
Short-term Convertible Notes Payable [Member] | Three of the Noteholders [Member]
Accrued interest						52,033		$ 52,033
Third Noteholder [Member]
Notes payable					$ 300,000	300,000
Debt, maturity date					Sep. 30, 2020
Fees and penalties					$ 85,000	85,000
Accrued interest					40,000	40,000
Debt principal amount					$ 425,000	$ 425,000
One Year Extended Note [Member]
Number of warrants issued		424,000				424,000
Notes Payable [Member] | Merger [Member]
Debt description					The Company finalized an eighteen-month extension to March 1, 2021.	The Company finalized an eighteen-month extension to March 1, 2021.
Debt, maturity date					Aug. 01, 2019	Aug. 01, 2019
Monthly installment amount					$ 5,800	$ 5,800
Debt instrument interest rate					5.00%	5.00%
Promissory Notes [Member]
Notes payable					$ 67,000	$ 78,000
Securities Purchase Agreement [Member]
Market value of common stock						$ 0.40
Number of shares issued on conversion						1,875,000
Debt principal amount						$ 750,000
Securities Purchase Agreement [Member] | Short-term Convertible Notes Payable [Member]
Common stock, par value										$ 0.001
Market value of common stock										$ 0.40
Warrant term										3 years
Warrants exercise price, per share										$ 0.75
Debt instrument interest rate										12.00%
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Number of common stock shares sold, value					$ 750,000	$ 750,000
Sale of stock price per share					$ 50,000	$ 50,000
Debt description					Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company's common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company's common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants.	Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company's common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company's common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants.
Conversion of common stock, percentage					12.00%	12.00%
Common stock, par value					$ 0.001	$ 0.001
Market value of common stock					$ 0.40	$ 0.40
Warrant term					3 years	3 years
Warrants exercise price, per share					$ 0.75	$ 0.75